Expense Example, No Redemption - Class C Shares	Aug. 28, 2025 USD ($)
Steward Covered Call Income Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 203
Expense Example, No Redemption, 3 Years	664
Expense Example, No Redemption, 5 Years	1,151
Expense Example, No Redemption, 10 Years	2,291
Steward Equity Market Neutral Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	328
Expense Example, No Redemption, 3 Years	1,001
Expense Example, No Redemption, 5 Years	1,698
Expense Example, No Redemption, 10 Years	3,364
Steward Global Equity Income Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	205
Expense Example, No Redemption, 3 Years	632
Expense Example, No Redemption, 5 Years	1,085
Expense Example, No Redemption, 10 Years	2,147
Steward Values Enhanced International Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	179
Expense Example, No Redemption, 3 Years	556
Expense Example, No Redemption, 5 Years	957
Expense Example, No Redemption, 10 Years	1,883
Steward Large Cap Core Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	178
Expense Example, No Redemption, 3 Years	587
Expense Example, No Redemption, 5 Years	1,021
Expense Example, No Redemption, 10 Years	2,045
Steward Large Cap Growth Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	178
Expense Example, No Redemption, 3 Years	580
Expense Example, No Redemption, 5 Years	1,008
Expense Example, No Redemption, 10 Years	2,012
Steward Large Cap Value Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	178
Expense Example, No Redemption, 3 Years	605
Expense Example, No Redemption, 5 Years	1,059
Expense Example, No Redemption, 10 Years	2,126
Steward Select Bond Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	172
Expense Example, No Redemption, 3 Years	534
Expense Example, No Redemption, 5 Years	920
Expense Example, No Redemption, 10 Years	1,807
Steward Values Enhanced Large Cap Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	163
Expense Example, No Redemption, 3 Years	506
Expense Example, No Redemption, 5 Years	873
Expense Example, No Redemption, 10 Years	1,705
Steward Values Enhanced Small-Mid Cap Fund
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	166
Expense Example, No Redemption, 3 Years	516
Expense Example, No Redemption, 5 Years	889
Expense Example, No Redemption, 10 Years	$ 1,722